Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Payments of cash dividends	₩ (628,359)	₩ (804,317)	₩ (773,806)
Payments of interest on hybrid bonds	(19,800)	(19,800)	(17,283)
Acquisition of treasury shares		(15,788)	(285,487)
Cash inflow from transactions with the non-controlling shareholders	92	15,717
Cash outflow from transactions with the non-controlling shareholders	(1,145,870)	(133,393)
Cash flow from other financing activities	(1,793,937)	(957,581)
Cash flows from financing activities	₩ (2,711,763)	₩ (1,809,853)	₩ (2,020,990)